EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

14.  EMPLOYEE BENEFITS

The Group’s employee benefit primarily related to the full-time employees of the PRC subsidiaries and the VIEs, including medical care, welfare subsidies, unemployment insurance and pension benefits. The full-time employees in the PRC subsidiaries and the VIEs are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant PRC regulations and make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees. The total expenses recorded for such employee benefits amounted to RMB234,725,030, RMB334,150,368 and RMB440,884,906 for the years ended December 31, 2011, 2012 and 2013 respectively.